Convertible Redeemable Preferred Stock And Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Stock And Stockholders' Deficit [Abstract]
Summary of Company's Common Stock Reserved for Future Issuance
The Company’s common stock reserved for future issuances after giving effect to the recapitalization are as follows:

	As of December 31,
	2021	2020
Stock options outstanding	22,133,210	21,863,368
Warrants to acquire common stock	8,301,202	8,301,202
Public warrants outstanding	5,233,018	—
Shares available for future grant	31,589,000	7,294,016

Total common stock reserved	67,256,430	37,458,586